Pension And Retirement Plans Schedule of net periodic benefit cost, Birds Eye Foods (Detail) (Birds Eye Foods Pension Plan [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Birds Eye Foods Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 52		$ 157	$ 102	$ 537	$ 2,086
Interest cost	1,612	1,928	5,198	5,784	7,439	8,200	8,221
Expected return on assets	(2,209)	(2,086)	(6,706)	(6,258)	8,574	7,634	8,205
Amortization of actuarial loss	185	87	555	261	(489)	(9)
Net periodic (benefit) cost	$ (412)	$ (19)	$ (953)	$ (56)	$ (544)	$ 1,112	$ 1,514